Non-current assets held for sale	6 Months Ended
Jun. 30, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Non-current assets held for sale	Non-current assets held for sale
The detail, by nature, of Grupo Santander’s non-current assets held for sale at 30 June 2022 and 31 December 2021 is as follows presented by nature:

	EUR million
	30-06-2022	31-12-2021
Tangible assets	3,835	4,089
Of which:
Foreclosed assets	3,472	3,651
Of which: Property assets in Spain	2,898	3,120
Other tangible assets held for sale	363	438
	3,835	4,089
On 30 June 2022, the allowance recognised for the non-current tangible assets held for sale represented 48.45% (48.25% at 31 December 2021). The charges recorded in the first six months of 2022 and 2021 amounted to EUR 100 million and EUR 84 million, respectively, and the recoveries undergone during those periods amount to EUR 33 million and EUR 17 million, respectively.